Transactions with related parties - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Total assets due from related party, current	$ 1,875	$ 1,189
Total assets due from related party, non-current	1,350	1,350
Liabilities included in Due to related party:
Total liabilities due to related party, current		699
Working capital advances granted to the Manager
Assets:
Total assets due from related party, current	1,685	1,189
Administrative service charges due to Manager
Liabilities included in Due to related party:
Total liabilities due to related party, current		30
Other Partnership expenses
Assets:
Total assets due from related party, current	190
Liabilities included in Due to related party:
Total liabilities due to related party, current		669
Security deposits to Manager
Assets:
Total assets due from related party, non-current	1,350	1,350
Total assets due from related party
Assets:
Total assets due from related party, non-current	$ 3,235	$ 2,539